                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 7/1/07-6/30/08

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-03178
Reporting Period: 07/01/2007 - 06/30/2008
RiverSource Bond Series, Inc.

========================== RIVERSOURCE CORE BOND FUND ==========================

RiverSource Core Bond Fund (the "Fund") was merged into RiverSource Diversified Bond Fund, a series of RiverSource Diversified Income Series, Inc., on March 17, 2008. The Fund did not vote proxies related to portfolio securities during the period covered by the report.

======================== RIVERSOURCE FLOATING RATE FUND ========================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

==================== RIVERSOURCE INCOME OPPORTUNITIES FUND =====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

=============== RIVERSOURCE INFLATION PROTECTED SECURITIES FUND ================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

==================== RIVERSOURCE LIMITED DURATION BOND FUND ====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Bond Series, Inc.


By (Signature and Title)*     /s/ Patrick T. Bannigan
                              -------------------------------------
                              Patrick T. Bannigan
                              President

Date August 26, 2008

* Print the name and title of each signing officer under his or her signature.